Commitments & Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 23, 2017	Sep. 30, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Description of registration rights		Pursuant to the forward purchase agreements, the Company agreed to file within 30 days after the closing of the business combination a registration statement for a secondary offering of the forward purchase shares and contingent call shares and to maintain the effectiveness of such registration statement until the earliest of (A) the date on which the anchor investors cease to hold the securities covered thereby, (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act, subject to certain conditions and limitations set forth in the forward purchase agreements.	Pursuant to the forward purchase agreements, the Company agreed to file within 30 days after the closing of the business combination a registration statement for a secondary offering of the forward purchase shares and contingent call shares and to maintain the effectiveness of such registration statement until the earliest of (A) the date on which the anchor investors cease to hold the securities covered thereby, (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act, subject to certain conditions and limitations set forth in the forward purchase agreements.
Class A Common Stock [Member]
Other Commitments [Line Items]
Underwriters option period		45 days	45 days
Underwriter option to purchase additional shares		4,500,000	4,500,000
Payment for underwriting discount per unit	$ 0.20	$ 0.20
Payment for underwriting discount	$ 6,900	$ 6,900
Deferred underwriting discount per unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 12,075	$ 12,075